INVESTMENT IN ASSOCIATED COMPANIES	6 Months Ended
Jun. 30, 2016
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES
INVESTMENT IN ASSOCIATED COMPANIES

The Company has certain wholly-owned subsidiaries which are accounted for using the equity method, as it has been determined under ASC 810 that they are variable interest entities in which Ship Finance is not the primary beneficiary.

In addition, on June 5, 2015, the Company received 55 million shares in Frontline, equivalent to approximately 28% of Frontline's issued share capital at the time. Frontline, which is listed on the New York Stock Exchange and the Oslo Stock Exchange and reports its operating results on a quarterly basis, was determined to be an associated company following receipt of these shares. On November 30, 2015, Frontline merged with Frontline 2012 Ltd. ("Frontline 2012"), and increased its issued share capital, thereby reducing the Company's shareholding in Frontline to approximately 7%. Accordingly, Frontline was assessed as no longer being an associated company and the Frontline shares are now held as available for sale securities (see Note 5: Available-for-sale securities). The Company's share of the net income of Frontline for the year ended December 31, 2015, during which it was an associated company accounted for using the equity method, was $2.6 million (six months ended June 30, 2016: $0; six months ended June 30, 2015: $1.3 million).

At June 30, 2016, June 30, 2015 and December 31, 2015, the Company had the following participation in investments that are recorded using the equity method:

	June 30, 2016	June 30, 2015	December 31, 2015
SFL Deepwater Ltd (“SFL Deepwater”)	100%	100%	100%
SFL Hercules Ltd (“SFL Hercules”)	100%	100%	100%
SFL Linus Ltd (“SFL Linus”)	100%	100%	100%

Summarized balance sheet information of the Company’s wholly-owned equity method investees is as follows:

	As of June 30, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	120,965	33,722	38,308	48,935
Non-current assets	1,152,779	350,233	343,981	458,565
Total assets	1,273,744	383,955	382,289	507,500
Current liabilities	105,680	25,456	28,660	51,564
Non-current liabilities	1,167,893	358,453	353,573	455,867
Total liabilities	1,273,573	383,909	382,233	507,431
Total stockholders’ equity	171	46	56	69

	As of December 31, 2015
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	120,251	33,735	38,936	47,580
Non-current assets	1,207,755	364,550	360,215	482,990
Total assets	1,328,006	398,285	399,151	530,570
Current liabilities	128,455	25,221	28,624	74,610
Non-current liabilities	1,114,936	333,538	351,821	429,577
Total liabilities	1,243,391	358,759	380,445	504,187
Total stockholders’ equity	84,615	39,526	18,706	26,383

Summarized statement of operations information of the Company’s wholly-owned equity method investees is as follows:

	Six months ended June 30, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	40,565	11,112	11,738	17,715
Net operating revenues	40,565	11,112	11,738	17,715
Net income	14,322	3,520	3,350	7,452

	Six months ended June 30, 2015
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	41,929	11,335	11,768	18,826
Net operating revenues	41,923	11,333	11,766	18,824
Net income	15,815	3,825	3,827	8,163

	Year ended December 31, 2015
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	82,731	22,424	23,315	36,992
Net operating revenues	82,725	22,422	23,313	36,990
Net income	31,001	7,561	7,306	16,134

SFL Deepwater is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding two ultra-deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. and Seadrill Offshore AS, fully guaranteed by their parent company Seadrill Limited (“Seadrill”). In June 2013, SFL Deepwater transferred one of the rigs and the corresponding lease to SFL Hercules (see below). Accordingly, SFL Deepwater now holds one ultra-deepwater drilling rig which is leased to Seadrill Deepwater Charterer Ltd. In October 2013, SFL Deepwater entered into a $390.0 million five year term loan and revolving credit facility, which was used in November 2013 to refinance the previous loan facility. At June 30, 2016, the balance outstanding under the new facility was $259.8 million, and the available amount under the revolving part of the facility was fully drawn. The Company guaranteed $80.0 million of this debt at June 30, 2016. The rig is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the rig at certain dates throughout the charter. In addition, there is an obligation for the charterer to purchase the rig at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL Deepwater is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. In the six months ended June 30, 2016, SFL Deepwater paid dividends of $43.0 million (six months ended June 30, 2015: $0; year ended December 31, 2015: $0).

SFL Hercules is a 100% owned subsidiary of Ship Finance, incorporated in January 2012 for the purpose of holding an ultra-deepwater drilling rig and leasing that rig to Seadrill Offshore AS, fully guaranteed by its parent company Seadrill. The rig was transferred, together with the corresponding lease, to SFL Hercules from SFL Deepwater in June 2013. In May 2013, SFL Hercules entered into a $375 million six year term loan and revolving credit facility to partly fund its acquisition of the rig from SFL Deepwater. The facility was drawn in June 2013 and at June 30, 2016, the balance outstanding under this facility was $292.5 million. At June 30, 2016, the available amount under the revolving part of the facility was fully drawn. The Company guaranteed $75.0 million of this debt at June 30, 2016. The rig is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the rig at certain dates throughout the charter. In addition, there is an obligation for the charterer to purchase the rig at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL Hercules is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation at the end of the charter, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. In the six months ended June 30, 2016, SFL Hercules paid dividends of $22.0 million (six months ended June 30, 2015: $0; year ended December 31, 2015: $0).

SFL Linus is a 100% owned subsidiary of Ship Finance, acquired in 2013 from North Atlantic Drilling Ltd (“NADL”), a related party. SFL Linus holds a harsh environment jack-up drilling rig which was delivered from the ship yard in February 2014 and immediately leased to North Atlantic Linus Charterer Ltd., fully guaranteed by its parent company NADL. In October 2013, SFL Linus entered into a $475 million five year term loan and revolving credit facility to partly finance the acquisition of the rig. The facility was drawn in February 2014, and at June 30, 2016, the balance outstanding under this facility was $380.0 million. At June 30, 2016, the available amount under the revolving part of the facility was fully drawn. The Company guaranteed $90.0 million of this debt at June 30, 2016. In February 2015, amendments were made to the lease, whereby Seadrill replaced NADL as lease guarantor. The rig is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the rig at certain dates throughout the charter. In addition, the charter includes a fixed price put option at expiry of the charter in 2029. Because the main asset of SFL Linus is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. In the six months ended June 30, 2016, SFL Linus paid dividends of $32.0 million (six months ended June 30, 2015: $0; year ended December 31, 2015: $0).

SFL Deepwater, SFL Hercules and SFL Linus have loan facilities for which Ship Finance provides limited guarantees, as indicated above. These loan facilities contain financial covenants, with which both Ship Finance and Seadrill must comply. As at June 30, 2016, Ship Finance and Seadrill were in compliance with all of the covenants under these long-term debt facilities.